BUSINESS SEGMENT INFORMATION - Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 234,451	$ 235,615	$ 216,645
Operating Segments | Individual Retirement
Segment Reporting Information [Line Items]
Total assets	111,890	121,713	104,857
Operating Segments | Group Retirement
Segment Reporting Information [Line Items]
Total assets	43,398	38,578	32,805
Operating Segments | Investment Management and Research
Segment Reporting Information [Line Items]
Total assets	10,038	10,057	10,065
Operating Segments | Protection Solutions
Segment Reporting Information [Line Items]
Total assets	48,124	43,157	44,457
Corporate and Other
Segment Reporting Information [Line Items]
Total assets	$ 21,001	22,110	$ 24,461
As Previously Reported | Operating Segments | Investment Management and Research
Segment Reporting Information [Line Items]
Total assets		8,297
As Previously Reported | Operating Segments | Protection Solutions
Segment Reporting Information [Line Items]
Total assets		43,116
As Previously Reported | Corporate and Other
Segment Reporting Information [Line Items]
Total assets		$ 23,934